Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.24%
Education Revenue Bonds — 28.68%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 760,368
Series A 4.00% 7/1/37	850,000	712,079
Series A 4.25% 7/1/47	750,000	572,137
Series A 4.375% 7/1/52	250,000	187,513
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,151,268
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	268,450
Series A 5.00% 7/1/34	350,000	337,855
Series A 5.00% 7/1/45	360,000	329,397
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	998,550
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	661,122
Series A 5.00% 11/1/48	1,700,000	1,499,723
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	975,000	933,991
Series A 5.75% 8/1/44	585,000	587,750
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	227,750
Series A 5.00% 7/1/47	710,000	634,215
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	593,573
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	970,980
Series A 5.00% 7/1/44	495,000	452,207
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	1,326,052
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	647,303
Series A 144A 5.50% 7/1/52 #	1,130,000	1,033,859
Series A 144A 5.50% 7/1/57 #	880,000	796,435
NQ-313 [5/23] 7/23 (2980399)    1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	$ 693,540
144A 5.00% 8/1/53 #	570,000	543,199
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	800,296
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,156,440
5.00% 5/1/37	1,250,000	1,205,000
5.00% 5/1/47	3,000,000	2,709,390
(Carleton College) 4.00% 3/1/37	635,000	637,197
(Green Bonds) Series A 5.00% 10/1/32	500,000	551,605
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,401,324
(Macalester College)
3.00% 3/1/40	365,000	312,991
3.00% 3/1/43	325,000	266,026
4.00% 3/1/48	600,000	579,900
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	249,553
4.00% 5/1/25	200,000	199,570
4.00% 5/1/26	100,000	99,983
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	551,609
Series A 4.00% 10/1/38	920,000	868,498
Series A 5.00% 10/1/45	670,000	682,549
(St. John's University) Series 8-I 5.00% 10/1/34	215,000	222,624
(St. Olaf College)
4.00% 10/1/50	935,000	868,222
Series 8-G 5.00% 12/1/31	205,000	211,806
Series 8-G 5.00% 12/1/32	205,000	211,755
Series 8-N 4.00% 10/1/34	800,000	806,968
Series 8-N 4.00% 10/1/35	590,000	592,744
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	303,780
Series B 5.00% 10/1/39	1,000,000	1,009,510
Series B 5.00% 10/1/47	1,055,000	1,058,830
2    NQ-313 [5/23] 7/23 (2980399)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	300,000	$ 297,222
4.00% 10/1/41	1,000,000	957,440
4.00% 10/1/44	950,000	900,856
5.00% 10/1/40	1,365,000	1,428,595
Series A 4.00% 10/1/35	400,000	404,448
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,252,898
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	551,010
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,461,267
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	295,017
Series A 144A 5.50% 7/1/52 #	265,000	259,342
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	715,000	670,885
Series A 5.00% 9/1/43	1,000,000	922,100
Series A 5.00% 9/1/55	1,000,000	871,060
Series A 5.75% 9/1/46	500,000	500,530
Series A 6.00% 9/1/51	3,500,000	3,517,990
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,620,000	1,400,296
Series A 4.125% 9/1/47	1,250,000	991,525
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,394,085
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,118,704
Series A 5.00% 9/1/40	900,000	954,828
Series A 5.00% 9/1/41	620,000	657,163
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,157,160
Series A 5.00% 8/1/35	2,200,000	2,651,154
Woodbury Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	374,553
NQ-313 [5/23] 7/23 (2980399)    3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Woodbury Charter School Lease Revenue
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	1,140,000	$ 823,684
Series A 4.00% 7/1/56	575,000	400,447
		61,691,745
Electric Revenue Bonds — 3.24%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,439
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	168,490
5.00% 10/1/28	500,000	510,445
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/33	225,000	237,812
5.00% 1/1/34	200,000	211,034
Series A 5.00% 1/1/24	335,000	335,375
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	118,388
Series AAA 5.25% 7/1/25 ‡	95,000	67,925
Series CCC 5.25% 7/1/27 ‡	650,000	466,375
Series WW 5.00% 7/1/28 ‡	585,000	419,737
Series XX 4.75% 7/1/26 ‡	105,000	74,550
Series XX 5.25% 7/1/40 ‡	295,000	211,662
Series XX 5.75% 7/1/36 ‡	370,000	266,400
Series ZZ 4.75% 7/1/27 ‡	85,000	60,350
Series ZZ 5.25% 7/1/24 ‡	130,000	92,950
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	474,043
Series A 5.00% 12/1/35	500,000	523,855
Series A 5.00% 12/1/36	520,000	544,461
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	411,528
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	818,088
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	582,356
		6,956,263
4    NQ-313 [5/23] 7/23 (2980399)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 39.50%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	$ 327,092
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	711,354
5.00% 9/1/43	1,000,000	952,200
5.00% 9/1/58	1,175,000	1,066,970
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	330,598
4th Tier Series D 7.00% 1/1/37	490,000	349,341
4th Tier Series D 7.25% 1/1/52	1,495,000	973,439
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,025,037
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,219,840
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	645,000	387,000
Center City Healthcare Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.50% 11/1/34	1,000,000	998,190
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	185,377
5.00% 9/1/52	1,500,000	1,166,745
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	778,016
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,779,700
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	289,611
Series A 5.00% 4/1/40	315,000	267,334
NQ-313 [5/23] 7/23 (2980399)    5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/48	185,000	$ 147,180
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,364,805
Series A 4.00% 7/1/41	930,000	722,099
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,412,325
Series A 5.00% 2/15/53	1,590,000	1,609,207
Series A 5.00% 2/15/58	6,940,000	7,006,346
Series A 5.25% 2/15/58	2,000,000	2,060,320
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	366,970
Series A 4.00% 6/15/38	400,000	359,268
Series A 4.00% 6/15/39	250,000	221,980
Series B 5.25% 6/15/52	1,000,000	1,006,690
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	181,117
Hayward Health Care Facilities Revenue
(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44 ‡	90,000	54,000
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	662,423
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,066,874
5.00% 5/1/26	1,300,000	1,337,349
5.00% 5/1/29	500,000	520,900
(North Memorial Health Care)
4.00% 9/1/35	300,000	285,579
5.00% 9/1/30	610,000	625,445
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	819,150
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,000,000	960,530
6    NQ-313 [5/23] 7/23 (2980399)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	$ 2,488,332
Series A 5.00% 11/15/33	1,200,000	1,231,824
Series A 5.00% 11/15/33	1,400,000	1,485,162
Series A 5.00% 11/15/34	500,000	512,640
Series A 5.00% 11/15/44	1,000,000	1,010,190
Series A 5.00% 11/15/49	2,450,000	2,483,786
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,489,880
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	362,570
4.20% 8/1/49	1,500,000	1,052,745
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	174,575
Series A 6.875% 12/1/48	1,200,000	1,182,264
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	3,581,340
5.00% 11/15/57	5,175,000	5,570,939
Series B 5.00% 11/15/36	500,000	588,870
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	544,578
Series A 5.00% 9/1/32	1,000,000	937,140
Series A 5.00% 9/1/35	350,000	316,526
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	691,333
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	129,892
5.00% 9/1/34	105,000	105,988
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	227,048
Series A 4.00% 5/1/37	1,695,000	1,650,133
NQ-313 [5/23] 7/23 (2980399)    7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/46	2,630,000	$ 2,665,110
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	783,330
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	984,580
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	443,423
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	542,703
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,396,953
Series A 5.00% 11/15/47	760,000	769,394
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,326,283
Series A 5.00% 7/1/30	1,000,000	1,030,190
Series A 5.00% 7/1/33	2,540,000	2,611,171
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	856,380
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,622,820
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,213,470
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	431,560
4.00% 8/1/38	500,000	439,960
4.00% 8/1/39	400,000	347,136
4.00% 8/1/44	700,000	569,597
5.00% 8/1/54	1,250,000	1,145,075
West St. Paul Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,361,250
		84,956,541
8    NQ-313 [5/23] 7/23 (2980399)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 2.01%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	$ 794,460
Minnesota Housing Finance Agency
Series D 5.50% 7/1/53	1,000,000	1,057,690
Series I 2.20% 1/1/51	635,000	448,526
(State Appropriation - Housing Infrastructure) Series C 5.00% 8/1/33	100,000	101,642
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,226,104
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	697,822
		4,326,244
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.76%
Cottonwood
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	895,424
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 #	5,350,000	5,045,585
		5,941,009
Lease Revenue Bonds — 1.44%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	500,000	413,240
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/43	1,000,000	1,001,080
Minnesota Housing Finance Agency
(State Appropriation - Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,438,885
(State Appropriation) 5.00% 8/1/31	250,000	250,335
		3,103,540
Local General Obligation Bonds — 6.33%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	427,265
NQ-313 [5/23] 7/23 (2980399)    9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/45	750,000	$ 627,758
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	371,764
Series A 4.00% 2/1/42	925,000	913,039
Series A 4.00% 2/1/43	800,000	790,272
City Of Maple Grove, Minnesota
Series A 4.00% 2/1/36	745,000	784,142
City of Minneapolis
(Green Bonds) 3.00% 12/1/42	1,000,000	843,870
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,034,620
Duluth Independent School District No. 709
Series A 4.20% 3/1/34	750,000	721,658
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	459,966
Hennepin County
Series A 5.00% 12/1/37	910,000	975,866
Series C 5.00% 12/1/37	1,000,000	1,051,740
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	500,000	514,075
Series A 5.00% 2/1/31	1,000,000	1,026,190
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis–St. Paul Metropolitan Area) Series C 4.00% 3/1/43	575,000	577,720
Minneapolis Special School District No. 1
Series A 4.00% 2/1/38	220,000	222,961
Series B 4.00% 2/1/37	445,000	454,554
Series B 4.00% 2/1/38	465,000	471,259
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	500,360
10    NQ-313 [5/23] 7/23 (2980399)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	$ 843,200
		13,612,279
Pre-Refunded/Escrowed to Maturity Bonds — 2.00%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	500,770
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/27-23 §	100,000	100,110
5.00% 7/1/28-23 §	225,000	225,247
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	286,580
Series A 5.00% 11/15/30-25 §	205,000	213,633
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	504,740
Series A 5.00% 1/1/40-24 §	2,000,000	2,018,960
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/34-24 §	450,000	454,266
		4,304,306
Special Tax Revenue Bonds — 4.56%
Commonwealth of Puerto Rico
2.632% 11/1/43 •	1,594,652	779,386
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	254,540
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	197,704
4.00% 3/1/30	260,000	251,233
(Village of St. Anthony Falls Project)
4.00% 3/1/24	350,000	349,405
4.00% 3/1/27	650,000	642,538
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,255,000	3,018,199
Series A-1 5.00% 7/1/58	275,000	263,434
Series A-1 5.721% 7/1/51 ^	6,809,000	1,356,012
NQ-313 [5/23] 7/23 (2980399)    11

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.536% 7/1/53	3,000,000	$ 2,685,180
		9,797,631
State General Obligation Bonds — 3.71%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	707,440	592,545
Minnesota State
Series A 4.00% 9/1/38	550,000	565,582
Series A 5.00% 9/1/31	1,250,000	1,466,162
Series A 5.00% 8/1/33	500,000	555,770
Series A 5.00% 8/1/34	2,185,000	2,419,975
Series A 5.00% 8/1/39	500,000	570,710
Series A 5.00% 8/1/40	750,000	832,522
Series A 5.00% 8/1/41	860,000	973,417
		7,976,683
Transportation Revenue Bonds — 4.06%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	500,000	520,540
Series B 5.25% 1/1/47 (AMT)	500,000	525,760
(Senior) Series C 5.00% 1/1/46	185,000	190,707
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,214,960
Series B 5.00% 1/1/31 (AMT)	420,000	450,438
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,214,027
Series B 5.00% 1/1/47 (AMT)	600,000	620,340
		8,736,772
Water & Sewer Revenue Bonds — 0.95%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,003,494
12    NQ-313 [5/23] 7/23 (2980399)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	1,000,000	$ 1,036,260
		2,039,754
Total Municipal Bonds (cost $226,959,966)		213,442,767
Total Value of Securities—99.24% (cost $226,959,966)		213,442,767

Receivables and Other Assets Net of Liabilities—0.76%		1,628,351
Net Assets Applicable to 21,930,655 Shares Outstanding—100.00%		$215,071,118
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $11,989,404, which represents 5.57% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
NQ-313 [5/23] 7/23 (2980399)    13

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
USD – US Dollar
14    NQ-313 [5/23] 7/23 (2980399)